Administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expense by nature
Impairment of withholding tax receivables	$ 21,855	$ 10,508	$ 32,827	$ 35,112
Share-based payment expense	1,813	2,654	9,879	9,571
Business combination costs	578	161	958	1,647
Impairment of Goodwill			87,894
Impairment of other fixed assets			31
Net gain on disposal of property, plant and equipment	(1,270)	(386)	(3,562)	(952)
Other	1,783	3,211	$ 8,175	8,059
Cash flow projection period for assessment of withholding tax asset recoverability			5 years
Administrative expense
Expense by nature
Staff costs	38,517	38,210	$ 104,135	114,765
Impairment of withholding tax receivables	21,855	10,508	32,827	35,112
Professional fees	10,971	14,231	38,065	43,634
Facilities, short term rental and upkeep	7,089	8,822	23,629	30,010
Amortization	4,113	1,429	6,241	4,225
Key management compensation	3,864	4,674	13,703	12,914
Depreciation	2,608	2,744	8,025	8,501
Travel costs	2,410	3,640	8,408	10,318
Share-based payment expense	1,813	2,654	9,879	9,571
Business combination costs	578	161	958	1,647
Operating taxes	406	266	1,075	382
Impairment of Goodwill			87,894
Impairment of other fixed assets			31
Net gain on disposal of property, plant and equipment	(1,270)	(386)	(3,562)	(952)
Other	4,145	6,882	16,250	21,750
Total	$ 97,099	$ 93,835	$ 347,558	$ 291,877